SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of common stock reflected in the balance sheets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption, beginning	$ 203,420,202	$ 201,250,000
Less:
Redemption	(152,810,179)
Plus:
Accretion of carrying value to redemption value	4,008,446	2,170,202
Common Stock subject to possible redemption, ending	$ 54,618,469	$ 203,420,202